Intangible Asset (Details)	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022
Intangible Asset (Details) [Line Items]
Selling expense (in Ringgits) | RM	RM 5,800
Per annum	5.00%	5.00%
Services expense (in Dollars) | $		$ 342,800
Pre-tax discount rate	3.00%	3.00%
Annual rates	20.00%	20.00%
Supply/Service Agreements [Member]
Intangible Asset (Details) [Line Items]
Per annum	5.00%	5.00%
Pre-tax discount rate	11.79%	11.79%	11.79%
CGUs [Member]
Intangible Asset (Details) [Line Items]
Pre-tax discount rate	4.09%	4.09%	4.09%